Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Minimum liquid reserve in escrow	$ 96		$ 96		$ 95
Restricted cash held in escrow	68		68		43
Promissory notes					52
Management fees	$ 9	$ 7	$ 17	$ 12	$ 24	$ 21